Application of New Standards, Amendments and Interpretations (Details) - Schedule of New Standards, Interpretations and Amendments	6 Months Ended
Jun. 30, 2024
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2024
Amendments to IAS 21, ‘Lack of exchangeability’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2025
Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2026
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments, Description	To be determined by International Accounting Standards Board
IFRS 17, ‘Insurance contracts’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2023
Amendments to IFRS 17, ‘Insurance contracts’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2023
IFRS 18, ‘Presentation and disclosure in financial statements’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’ [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2027
Annual Improvements to IFRS Accounting Standards—Volume 11 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Jan. 01, 2026